Employee Compensation - Summary Of Asset Allocation Ranges, Weighted-Average Actual Asset Allocations And Fair Values Of Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	100.00%	100.00%
Plan assets, at fair value	$ 9,156	$ 8,148
Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	1,156	1,093
Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 8,000	$ 7,055
Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	22.00%	20.00%
Plan assets, at fair value	$ 1,912	$ 1,588
Equities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	1,060	925
Equities [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 852	$ 663
Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	49.00%	49.00%
Plan assets, at fair value	$ 4,563	$ 4,023
Fixed Income Investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	96	168
Fixed Income Investments [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 4,467	$ 3,855
Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
% of total	29.00%	31.00%
Plan assets, at fair value	$ 2,681	$ 2,537
Alternative Strategies [Member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Plan assets, at fair value	$ 2,681	$ 2,537
Bottom of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	15.00%	15.00%
Bottom of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Bottom of range [member] | Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	10.00%	10.00%
Top of range [member] | Equities [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	40.00%	40.00%
Top of range [member] | Fixed Income Investments [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	55.00%	60.00%
Top of range [member] | Alternative Strategies [Member]
Disclosure Of Detailed Information About Allocation Of Plan Assets And Weighted Average Actual Asset Allocations And Fair Value Of Plan Assets [Line Items]
Target range	35.00%	40.00%